497(e)
                                                                       333-05593

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUSES FOR:

o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The Portfolios discussed below may not be available in all contracts. As applicable to your contract, please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                           EQ/Mid Cap Index
   -----------------------------------------------------------------------------
   EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
   -----------------------------------------------------------------------------

2. PORTFOLIO OBJECTIVE AND SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Investment Options", replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                     applicable)
------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------




IN-FORCE (AR)                                                           x02260

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.             o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a       o AXA Equitable
                               secondary objective to seek reasonable current income.    o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable     o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.                o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                    o AXA Equitable
                                                                                         o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.          o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
                               moderate risk to capital.                                 o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart in section 1) and the EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Acquired     Total Annual    Fee Waivers      Net Total
                                                                    Fund Fees       Expenses        and/or          Annual
                                                                  and Expenses      (Before         Expense        Expenses
                                Management     12b-1    Other      (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                    Fees        Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock  0.35%         0.25%     0.11%           --        0.71%                --        0.71%
  EQ/Large Cap Growth Index          0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index           0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS            0.46%         0.25%     0.16%           --        0.87%                --        0.87%
  EQ/Mid Cap Index                   0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS               0.40%         0.25%     0.19%           --        0.84%                --        0.84%
------------------------------------------------------------------------------------------------------------------------------------

 Accumulator(R) and Income Manager(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R)
       Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Elite(SM) and Accumulator(R) Express(SM) are service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the
                          Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company
SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Please note the changes described below.


1. CHANGE OF PROCESSING OFFICE ADDRESS

   Note that the addresses you use to communicate with us have changed. Please replace the listed addresses in your Prospectus section entitled "How to reach us," under "Who is AXA Equitable?," with the following:


HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
   FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

   FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
    Accumulator(R)
    P.O. Box 1577
    Secaucus, NJ 07096-1577

   FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
    Accumulator(R)
    500 Plaza Drive, 6th Floor
    Secaucus, NJ 07094

--------------------------------------------------------------------------------
   FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

  FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
    Accumulator(R)
    P.O. Box 1547
    Secaucus, NJ 07096-1547

  FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
    Accumulator(R)
    500 Plaza Drive, 6th Floor
    Secaucus, NJ 07094

   Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax


IM-08-25 (11/08)                                      Catalog No. 140663 (11/08)
Core '06/'06.5 Series NB (AR)                                             x02293
   number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or
   (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is:
   500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


2. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


A. PORTFOLIO NAME CHANGES

  The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

--------------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
  EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these Portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                                               Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.                          o AXA Rosenberg Investment Management LLC
                                                                                     o Tradewinds Global Investors, LLC
                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust                                                                 Investment Manager (or Sub-Adviser(s), as
   Portfolio Name              Objective                                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.         o AXA Equitable
                                                                                     o Hirayama Investments, LLC
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a   o AXA Equitable
                               secondary objective to seek reasonable current        o Institutional Capital LLC
                               income. For purposes of this Portfolio, the words     o SSgA Funds Management, Inc.
                               "reasonable current income" mean moderate
                               income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.            o AXA Equitable
                                                                                     o Marsico Capital Management, LLC
                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                o AXA Equitable
                                                                                     o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS   Seeks to achieve long-term capital appreciation.   o AXA Equitable
                                                                             o SSgA Funds Management, Inc.
                                                                             o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS    Seeks to achieve high current income consistent    o AllianceBernstein L.P.
                          with moderate risk to capital.                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 2.a.) and EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired     Total Annual    Fee Waivers      Net Total
                                                                       Fund Fees       Expenses        and/or          Annual
                                                                      and Expenses      (Before         Expense        Expenses
                                    Management     12b-1     Other    (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                       Fees         Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock   0.35%         0.25%     0.11%           --        0.71%                --        0.71%
  EQ/Large Cap Growth Index           0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index            0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS             0.46%         0.25%     0.16%           --        0.87%                --        0.87%
  EQ/Mid Cap Index                    0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS                0.40%         0.25%     0.19%           --        0.84%                --        0.84%
------------------------------------------------------------------------------------------------------------------------------------

4. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 2.a.) and EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.)


------------------------------------------------------------------------------------------------------------------------------------
                                                                               If you annuitize at the end of the
                                                                              applicable time period and select a
                                                                               non-life contingent period certain
                                       If you surrender your contract at the   annuity option with less than five
                                         end of the applicable time period                   years
------------------------------------------------------------------------------------------------------------------------------------
                                           1         3         5        10        1       3         5        10
 Portfolio Name                          year     years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $1,087    $1,793    $2,547    $4,411    N/A    $1,793    $2,547    $4,411
  EQ/Large Cap Growth Index            $1,089    $1,799    $2,557    $4,430    N/A    $1,799    $2,557    $4,430
  EQ/Large Cap Value Index             $1,093    $1,812    $2,578    $4,469    N/A    $1,812    $2,578    $4,469
  EQ/Large Cap Value PLUS              $1,103    $1,843    $2,628    $4,564    N/A    $1,843    $2,628    $4,564
  EQ/Mid Cap Index                     $1,088    $1,796    $2,552    $4,420    N/A    $1,796    $2,552    $4,420
  EQ/Quality Bond PLUS                 $1,100    $1,834    $2,613    $4,536    N/A    $1,834    $2,613    $4,536
------------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                          If you do not surrender your
                                                    contract
                                       at the end of the applicable time
                                                     period
-------------------------------------------------------------------------------
                                         1       3         5         10
 Portfolio Name                        year    years     years     years
-------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $387   $1,193    $2,047    $4,411
  EQ/Large Cap Growth Index            $389   $1,199    $2,057    $4,430
  EQ/Large Cap Value Index             $393   $1,212    $2,078    $4,469
  EQ/Large Cap Value PLUS              $403   $1,243    $2,128    $4,564
  EQ/Mid Cap Index                     $388   $1,196    $2,052    $4,420
  EQ/Quality Bond PLUS                 $400   $1,234    $2,113    $4,536
-------------------------------------------------------------------------------

Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company
SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Please note the following changes described below.

1. CHANGE OF PROCESSING OFFICE ADDRESS

   Note that the addresses you use to communicate with us have changed. Please replace the listed addresses in your Prospectus section entitled "How to reach us," under "Who is AXA Equitable?," with the following:

   HOW TO REACH US

   Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
   FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

    FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577

    FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


--------------------------------------------------------------------------------
   FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

   FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
    Accumulator(R)
    P.O. Box 1547
    Secaucus, NJ 07096-1547


   FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
    Accumulator(R)
    500 Plaza Drive, 6th Floor
    Secaucus, NJ 07094

  Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a `contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax

IM-08-06(10/08)                                                 140625 (10/08)
'07/'07.5 Series NB/IF (AR)                                             x02234
   number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or
   (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is:
   500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


2. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

A. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

--------------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
  EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these Portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                    Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                                            applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.         o AXA Equitable
                                                                                     o Hirayama Investments, LLC
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a   o AXA Equitable
                               secondary objective to seek reasonable current        o Institutional Capital LLC
                               income. For purposes of this Portfolio, the words     o SSgA Funds Management, Inc.
                               "reasonable current income" mean moderate
                               income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.            o AXA Equitable
                                                                                     o Marsico Capital Management, LLC
                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                o AXA Equitable
                                                                                     o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                            Investment Manager (or Sub-Adviser(s), as
 Portfolio Name           Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS   Seeks to achieve long-term capital appreciation.   o AXA Equitable
                                                                             o SSgA Funds Management, Inc.
                                                                             o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS    Seeks to achieve high current income consistent    o AllianceBernstein L.P.
                          with moderate risk to capital.                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 2.a.) and EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted in from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired     Total Annual    Fee Waivers      Net Total
                                                                       Fund Fees       Expenses        and/or          Annual
                                                                     and Expenses      (Before         Expense        Expenses
                                    Management    12b-1     Other    (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                       Fees        Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock  0.35%         0.25%     0.11%           --        0.71%                --        0.71%
  EQ/Large Cap Growth Index          0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index           0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS            0.46%         0.25%     0.16%           --        0.87%                --        0.87%
  EQ/Mid Cap Index                   0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS               0.40%         0.25%     0.19%           --        0.84%                --        0.84%
------------------------------------------------------------------------------------------------------------------------------------

4. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 2.a.) and EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.)



------------------------------------------------------------------------------------------------------------------------------------
                                                                               If you annuitize at the end of the
                                                                              applicable time period and select a
                                                                               non-life contingent period certain
                                       If you surrender your contract at the   annuity option with less than five
                                         end of the applicable time period                   years
------------------------------------------------------------------------------------------------------------------------------------
                                           1         3         5        10        1       3         5        10
 Portfolio Name                          year     years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $1,119    $1,897    $2,732    $4,845    N/A    $1,897    $2,732    $4,845
  EQ/Large Cap Growth Index            $1,121    $1,903    $2,742    $4,864    N/A    $1,903    $2,742    $4,864
  EQ/Large Cap Value Index             $1,125    $1,916    $2,762    $4,901    N/A    $1,916    $2,762    $4,901
  EQ/Large Cap Value PLUS              $1,136    $1,947    $2,812    $4,995    N/A    $1,947    $2,812    $4,995
  EQ/Mid Cap Index                     $1,120    $1,900    $2,737    $4,854    N/A    $1,900    $2,737    $4,854
  EQ/Quality Bond PLUS                 $1,133    $1,937    $2,797    $4,967    N/A    $1,937    $2,797    $4,967
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          If you do not surrender your
                                                    contract
                                       at the end of the applicable time
                                                     period
------------------------------------------------------------------------------------------------------------------------------------
                                         1       3         5         10
 Portfolio Name                        year    years     years     years
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $419   $1,297    $2,232    $4,845
  EQ/Large Cap Growth Index            $421   $1,303    $2,242    $4,864
  EQ/Large Cap Value Index             $425   $1,316    $2,262    $4,901
  EQ/Large Cap Value PLUS              $436   $1,347    $2,312    $4,995
  EQ/Mid Cap Index                     $420   $1,300    $2,237    $4,854
  EQ/Quality Bond PLUS                 $433   $1,337    $2,297    $4,967
------------------------------------------------------------------------------------------------------------------------------------

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company
SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Please note the changes described below.

1. CHANGE OF PROCESSING OFFICE ADDRESS

   Note that the addresses you use to communicate with us have changed. Please replace the listed addresses in your Prospectus section entitled "How to reach us," under "Who is AXA Equitable?," with the following:

   HOW TO REACH US

   Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


--------------------------------------------------------------------------------
   FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

   FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577

   FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

--------------------------------------------------------------------------------
   FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
    Accumulator(R)
    P.O. Box 1547
    Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
    Accumulator(R)
    500 Plaza Drive, 6th Floor
    Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


IM-08-21(11/08)                                                 140659 (11/08)
'04 NY Series NB (AR)                                                   x02288

2. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


   A. PORTFOLIO NAME CHANGES

      The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


--------------------------------------------------------------------------------
    Existing Portfolio Name                  New Portfolio Name
--------------------------------------------------------------------------------
    EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
    EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
    EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
    EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
    EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

   B. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                                               Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                    Objective                                         applicable)
------------------------------------------------------------------------------------------------------------------------------------
    Multimanager Mid Cap Value   Long-term growth of capital.                       o AXA Rosenberg Investment Management LLC
                                                                                    o Tradewinds Global Investors, LLC
                                                                                    o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
    EQ Advisors Trust                                                                Investment Manager (or Sub-Adviser(s), as
    Portfolio Name                Objective                                          applicable)
------------------------------------------------------------------------------------------------------------------------------------
    EQ/International Core PLUS   Seeks to achieve long-term growth of capital.      o AXA Equitable
                                                                                    o Hirayama Investments, LLC
                                                                                    o SSgA Funds Management, Inc.
                                                                                    o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital       o AXA Equitable
                                 with a secondary objective to seek reasonable      o Institutional Capital LLC
                                 current income. For purposes of this Portfolio,    o SSgA Funds Management, Inc.
                                 the words "reasonable current income" mean
                                 moderate income.
------------------------------------------------------------------------------------------------------------------------------------
    EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.         o AXA Equitable
                                                                                    o Marsico Capital Management, LLC
                                                                                    o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.             o AXA Equitable
                                                                                    o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
    EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.   o AXA Equitable
                                                                                    o SSgA Funds Management, Inc.
                                                                                    o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
    EQ/Quality Bond PLUS         Seeks to achieve high current income consistent    o AllianceBernstein L.P.
                                 with moderate risk to capital.                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 2.a.) and EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired     Total Annual    Fee Waivers      Net Total
                                                                       Fund Fees       Expenses        and/or          Annual
                                                                      and Expenses      (Before         Expense        Expenses
                                   Management     12b-1      Other    (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                      Fees         Fees     Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock  0.35%         0.25%     0.11%           --        0.71%                --        0.71%
  EQ/Large Cap Growth Index          0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index           0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS            0.46%         0.25%     0.16%           --        0.87%                --        0.87%
  EQ/Mid Cap Index                   0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS               0.40%         0.25%     0.19%           --        0.84%                --        0.84%

4. REVISED "EXAMPLE"

   Effective on or about December 1, 2008, the following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 2.a.) and EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.)


------------------------------------------------------------------------------------------------------------------------------------
                                                                               If you annuitize at the end of the
                                                                              applicable time period and select a
                                                                               non-life contingent period certain
                                       If you surrender your contract at the   annuity option with less than five
                                         end of the applicable time period                   years
------------------------------------------------------------------------------------------------------------------------------------
                                           1         3         5        10        1       3         5        10
 Portfolio Name                          year     years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $1,002    $1,536    $2,112    $3,507    N/A    $1,536    $2,112    $3,507
  EQ/Large Cap Growth Index            $1,004    $1,542    $2,123    $3,528    N/A    $1,542    $2,123    $3,528
  EQ/Large Cap Value Index             $1,008    $1,555    $2,144    $3,569    N/A    $1,555    $2,144    $3,569
  EQ/Large Cap Value PLUS              $1,019    $1,586    $2,196    $3,671    N/A    $1,586    $2,196    $3,671
  EQ/Mid Cap Index                     $1,003    $1,539    $2,118    $3,518    N/A    $1,539    $2,118    $3,518
  EQ/Quality Bond PLUS                 $1,016    $1,577    $2,180    $3,641    N/A    $1,577    $2,180    $3,641
------------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
                                         If you do not surrender your
                                                   contract
                                      at the end of the applicable time
                                                    period
-------------------------------------------------------------------------
                                          1      3        5         10
 Portfolio Name                        year   years    years     years
-------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $302   $936    $1,612    $3,507
  EQ/Large Cap Growth Index            $304   $942    $1,623    $3,528
  EQ/Large Cap Value Index             $308   $955    $1,644    $3,569
  EQ/Large Cap Value PLUS              $319   $986    $1,696    $3,671
  EQ/Mid Cap Index                     $303   $939    $1,618    $3,518
  EQ/Quality Bond PLUS                 $316   $977    $1,680    $3,641

Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 19, 2008 TO THE OCTOBER 9, 2008 PROSPECTUS FOR ACCUMULATOR(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the October 9, 2008 prospectus and the most recent statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Except as specified below, the changes discussed in this Supplement are effective as of the date of this Supplement. Please note the changes described below.

Please note the following changes, which are applicable throughout the
 Prospectus:

o The only Guaranteed minimum income benefit available under your Accumulator(R) contract is the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base. The Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base is not available under your contract. Accordingly, all references to the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up and its corresponding benefit base are deleted from the Prospectus.

o The only Guaranteed minimum death benefits available under your Accumulator(R) contract are the Standard death benefit, the Annual Ratchet to age 85 Guaranteed minimum death benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit. The Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit, the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit and the GWBL Enhanced death benefit are not available under your contract. Accordingly, all references to those benefits and their corresponding benefit bases are deleted from the Prospectus.

o The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit is only available if you elect the Guaranteed minimum income benefit, not on a standalone basis.

o The Guaranteed withdrawal benefit for life is only available at age 85 upon conversion of the Guaranteed minimum income benefit, as described in this supplement. It cannot be purchased at the point of sale or added later (other than as a conversion of the Guaranteed minimum income benefit).

o Effective on or about December 1, 2008, the following Portfolio name changes will occur. Accordingly, on or about that date, all references to their respective corresponding investment options in the Prospectus will also be changed.

--------------------------------------------------------------------------------
Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

1. The following paragraph replaces the existing information on page 1 of the prospectus:

    You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging, which are discussed in the Prospectus. If you elect a Principal guarantee benefit or the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio.

2. The following replaces the information in the Prospectus under "How to reach us" in "Who is AXA Equitable?":

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Accumulator(R)
  P.O. Box 1577
  Secaucus, NJ 07096-1577



IM-08-14(11/08)                                                 140639 (11/08)
8.0 Series NB                                                           x02291

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

  Accumulator(R)
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Accumulator(R)
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

3. The information in the Prospectus under "Reports we provide" in "Who is AXA Equitable?" is deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions and certain non-financial transactions, including addition of the Guaranteed minimum income benefit after contract issuance and termination of a systematic withdrawal option;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option and eligibility to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85.


4. The following information under "We require that the following types of communications be on specific forms we provide for that purpose" in "Who is AXA Equitable?" is deleted in its entirety and replaced, as follows:

(21) requests to drop GWBL or add or drop the Guaranteed minimum income benefit;

5. The information under "Guaranteed withdrawal benefit for life" in "Accumulator(R) at a glance -- key features" is deleted in its entirety and replaced with the following:

     The Guaranteed withdrawal benefit for life ("GWBL") is only available upon conversion of the Guaranteed minimum income benefit at age 85; you cannot elect it at issue. If you convert to the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio. The Guaranteed withdrawal benefit for life guarantees that you can take withdrawals up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount"). Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount). Withdrawals that exceed your Guaranteed annual withdrawal amount may significantly reduce or eliminate the value of the Guaranteed withdrawal benefit for life.

6. The tenth bullet point under "Additional features" in "Accumulator(R) at a glance -- key features" is deleted in its entirety and replaced with the following:

o Option to drop the Guaranteed withdrawal benefit for life after age 85

7. The information under "Guaranteed minimum death benefit charge", "Guaranteed minimum income benefit charge" and "Guaranteed withdrawal benefit for life charge" under "Charges we deduct from your account value each year if you elect any of the following options" in "Fee table" is deleted in its entirety and replaced with the following (the footnote numbers correlate with the footnote numbers in the Prospectus):


--------------------------------------------------------------------------------
Guaranteed minimum death benefit charge(6) (calculated as
a percentage of the applicable benefit base(7). Deducted
annually(9) on each contract date anniversary for which the
benefit is in effect.)
   Standard death benefit                                              0.00%
   Annual Ratchet to age 85                                            0.25%
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age            0.80%(10)
   85 only available if you also elect the Guaranteed minimum income benefit

      If you elect to reset this benefit base, if applicable,
      we reserve the right to increase your charge up to:              0.95%
--------------------------------------------------------------------------------
Guaranteed minimum income benefit charge(6) (calculated as
a percentage of the applicable benefit base(7). Deducted
annually(9) on each contract date anniversary for which the
benefit is in effect.)                                                 0.80%(10)

      If you elect to reset the Roll-Up benefit base, we
      reserve the right to increase your charge up to:                 1.05%
--------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge
(available only upon conversion of the Guaranteed minimum
income benefit and calculated as a percentage of the GWBL
benefit base(7) deducted annually(9) on each contract date
anniversary.)                                                          0.80(*)

If your GWBL benefit base ratchets, we reserve the right
to increase your charge up to:                                         1.05%

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Supplement.
--------------------------------------------------------------------------------

(6) Certain optional benefits under your Accumulator(R) contract are not compatible with other benefits. For example, you may not elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(7) The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. This may not be equivalent to your initial account value. However, subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See "Guaranteed minimum income benefit and Guaranteed minimum death benefit base" and "GWBL benefit base" in "Contract features and benefits" in the Prospectus and later in this Supplement.


(9) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract anniversary date, we will deduct a pro rata portion of the charge for that year.

(10) We reserve the right to increase this charge if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" in the Prospectus and later in this Supplement.

(*) This assumes that the Guaranteed minimum income benefit charge does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high as 1.05%.

8. Effective on or about December 1, 2008, the following information replaces the information shown under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in "Fee table". (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Acquired     Total Annual    Fee Waivers      Net Total
                                                                    Fund Fees      Expenses         and/or           Annual
                                                                   and Expenses     (Before        Expense          Expenses
                                Management     12b-1     Other     (Underlying      Expense       Reimburse-     (After Expense
Portfolio Name                     Fees        Fees     Expenses    Portfolios)    Limitations)       ments        Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock  0.35%       0.25%     0.11%          --            0.71%           --              0.71%
EQ Large Cap Value Index           0.35%       0.25%     0.17%          --            0.77%           --              0.77%
EQ/Mid Cap Index                   0.35%       0.25%     0.12%          --            0.72%           --              0.72%
------------------------------------------------------------------------------------------------------------------------------------

9. Effective on or about December 1, 2008, the following information replaces the information shown under "Example" in "Fee table". (Portfolios whose names are changing are listed below under their new names.)

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.009% of contract value.

The guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option and the account for special dollar cost averaging.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described in the Prospectus), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) as set forth in the Prospectus. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



-------------------------------------------------------------------------------------------------------------------------------
                                          If you surrender your contract at the        If you annuitize at the end of the
                                            end of the applicable time period                applicable time period
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                           1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation               $1,195     $2,116     $3,081      $5,451     N/A       $2,116     $3,081      $5,451
AXA Conservative Allocation             $1,175     $2,058     $2,988      $5,283     N/A       $2,058     $2,988      $5,283
AXA Conservative-Plus Allocation        $1,180     $2,073     $3,012      $5,328     N/A       $2,073     $3,012      $5,328
AXA Moderate Allocation                 $1,184     $2,086     $3,032      $5,363     N/A       $2,086     $3,032      $5,363
AXA Moderate-Plus Allocation            $1,189     $2,098     $3,052      $5,398     N/A       $2,098     $3,052      $5,398
Multimanager Core Bond                  $1,150     $1,985     $2,869      $5,065     N/A       $1,985     $2,869      $5,065
Multimanager Health Care                $1,220     $2,189     $3,198      $5,659     N/A       $2,189     $3,198      $5,659
Multimanager High Yield                 $1,150     $1,985     $2,869      $5,065     N/A       $1,985     $2,869      $5,065
Multimanager International Equity       $1,199     $2,128     $3,101      $5,486     N/A       $2,128     $3,101      $5,486
Multimanager Large Cap Core Equity      $1,186     $2,089     $3,037      $5,372     N/A       $2,089     $3,037      $5,372
Multimanager Large Cap Growth           $1,188     $2,095     $3,047      $5,390     N/A       $2,095     $3,047      $5,390
Multimanager Large Cap Value            $1,182     $2,080     $3,022      $5,345     N/A       $2,080     $3,022      $5,345
Multimanager Mid Cap Growth             $1,207     $2,150     $3,135      $5,547     N/A       $2,150     $3,135      $5,547
Multimanager Mid Cap Value              $1,205     $2,147     $3,130      $5,539     N/A       $2,147     $3,130      $5,539
Multimanager Small Cap Growth           $1,209     $2,156     $3,145      $5,565     N/A       $2,156     $3,145      $5,565
Multimanager Small Cap Value            $1,197     $2,122     $3,091      $5,469     N/A       $2,122     $3,091      $5,469
Multimanager Technology                 $1,220     $2,189     $3,198      $5,659     N/A       $2,189     $3,198      $5,659
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                        If you do not surrender your contract at
                                         the end of the applicable time period
----------------------------------------------------------------------------------
Portfolio Name                          1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------
  AXA Aggressive Allocation               $495     $1,516     $2,581     $5,451
  AXA Conservative Allocation             $475     $1,458     $2,488     $5,283
  AXA Conservative-Plus Allocation        $480     $1,473     $2,512     $5,328
  AXA Moderate Allocation                 $484     $1,486     $2,532     $5,363
  AXA Moderate-Plus Allocation            $489     $1,498     $2,552     $5,398
  Multimanager Core Bond                  $450     $1,385     $2,369     $5,065
  Multimanager Health Care                $520     $1,589     $2,698     $5,659
  Multimanager High Yield                 $450     $1,385     $2,369     $5,065
  Multimanager International Equity       $499     $1,528     $2,601     $5,486
  Multimanager Large Cap Core Equity      $486     $1,489     $2,537     $5,372
  Multimanager Large Cap Growth           $488     $1,495     $2,547     $5,390
  Multimanager Large Cap Value            $482     $1,480     $2,522     $5,345
  Multimanager Mid Cap Growth             $507     $1,550     $2,635     $5,547
  Multimanager Mid Cap Value              $505     $1,547     $2,630     $5,539
  Multimanager Small Cap Growth           $509     $1,556     $2,645     $5,565
  Multimanager Small Cap Value            $497     $1,522     $2,591     $5,469
  Multimanager Technology                 $520     $1,589     $2,698     $5,659
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                             If you surrender your contract at the        If you annuitize at the end of the
                                               end of the applicable time period                applicable time period
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                             1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock          $1,118     $1,892     $2,718      $4,785     N/A       $1,892     $2,718      $4,785
EQ/AllianceBernstein Intermediate
  Government Securities                    $1,136     $1,945     $2,803      $4,945     N/A       $1,945     $2,803      $4,945
EQ/AllianceBernstein International         $1,163     $2,024     $2,933      $5,184     N/A       $2,024     $2,933      $5,184
EQ/AllianceBernstein Small Cap Growth      $1,161     $2,018     $2,923      $5,166     N/A       $2,018     $2,923      $5,166
EQ/BlackRock Basic Value Equity            $1,141     $1,960     $2,829      $4,991     N/A       $1,960     $2,829      $4,991
EQ/BlackRock International Value           $1,175     $2,058     $2,988      $5,283     N/A       $2,058     $2,988      $5,283
EQ/Boston Advisors Equity Income           $1,163     $2,024     $2,933      $5,184     N/A       $2,024     $2,933      $5,184
EQ/Capital Guardian Growth                 $1,154     $1,997     $2,888      $5,102     N/A       $1,997     $2,888      $5,102
EQ/Capital Guardian Research               $1,150     $1,985     $2,869      $5,065     N/A       $1,985     $2,869      $5,065
EQ/Davis New York Venture                  $1,178     $2,067     $3,002      $5,310     N/A       $2,067     $3,002      $5,310
EQ/Equity 500 Index                        $1,110     $1,867     $2,677      $4,709     N/A       $1,867     $2,677      $4,709
EQ/Evergreen International Bond            $1,161     $2,018     $2,923      $5,166     N/A       $2,018     $2,923      $5,166
EQ/Evergreen Omega                         $1,165     $2,028     $2,938      $5,193     N/A       $2,028     $2,938      $5,193
EQ/Franklin Income                         $1,180     $2,073     $3,012      $5,328     N/A       $2,073     $3,012      $5,328
EQ/Franklin Small Cap Value                $1,183     $2,083     $3,027      $5,354     N/A       $2,083     $3,027      $5,354
EQ/Franklin Templeton Founding
  Strategy                                 $1,209     $2,156     $3,145      $5,565     N/A       $2,156     $3,145      $5,565
EQ/GAMCO Mergers and Acquisitions          $1,184     $2,086     $3,032      $5,363     N/A       $2,086     $3,032      $5,363
EQ/GAMCO Small Company Value               $1,162     $2,021     $2,928      $5,175     N/A       $2,021     $2,928      $5,175
EQ/International Core PLUS                 $1,169     $2,040     $2,958      $5,229     N/A       $2,040     $2,958      $5,229
EQ/International Growth                    $1,188     $2,095     $3,047      $5,390     N/A       $2,095     $3,047      $5,390
EQ/JPMorgan Core Bond                      $1,129     $1,923     $2,768      $4,880     N/A       $1,923     $2,768      $4,880
EQ/JPMorgan Value Opportunities            $1,148     $1,978     $2,859      $5,047     N/A       $1,978     $2,859      $5,047
EQ/Large Cap Core PLUS                     $1,151     $1,988     $2,874      $5,074     N/A       $1,988     $2,874      $5,074
EQ/Large Cap Growth PLUS                   $1,150     $1,985     $2,869      $5,065     N/A       $1,985     $2,869      $5,065
EQ/Large Cap Value Index                   $1,125     $1,911     $2,748      $4,842     N/A       $1,911     $2,748      $4,842
EQ/Long Term Bond                          $1,126     $1,914     $2,753      $4,851     N/A       $1,914     $2,753      $4,851
EQ/Lord Abbett Growth and Income           $1,155     $2,000     $2,893      $5,111     N/A       $2,000     $2,893      $5,111
EQ/Lord Abbett Large Cap Core              $1,160     $2,015     $2,918      $5,157     N/A       $2,015     $2,918      $5,157
EQ/Marsico Focus                           $1,173     $2,052     $2,978      $5,265     N/A       $2,052     $2,978      $5,265
EQ/Mid Cap Index                           $1,119     $1,895     $2,723      $4,795     N/A       $1,895     $2,723      $4,795
EQ/Mid Cap Value PLUS                      $1,155     $2,000     $2,893      $5,111     N/A       $2,000     $2,893      $5,111
EQ/Money Market                            $1,117     $1,889     $2,713      $4,776     N/A       $1,889     $2,713      $4,776
EQ/Mutual Shares                           $1,187     $2,092     $3,042      $5,381     N/A       $2,092     $3,042      $5,381
EQ/Oppenheimer Global                      $1,224     $2,201     $3,217      $5,693     N/A       $2,201     $3,217      $5,693
EQ/Oppenheimer Main Street
  Opportunity                              $1,208     $2,153     $3,140      $5,556     N/A       $2,153     $3,140      $5,556
EQ/Oppenheimer Main Street Small Cap       $1,216     $2,177     $3,179      $5,625     N/A       $2,177     $3,179      $5,625
EQ/PIMCO Real Return                       $1,142     $1,963     $2,834      $5,001     N/A       $1,963     $2,834      $5,001
EQ/Short Duration Bond                     $1,131     $1,929     $2,778      $4,898     N/A       $1,929     $2,778      $4,898
EQ/Small Company Index                     $1,111     $1,870     $2,682      $4,719     N/A       $1,870     $2,682      $4,719
EQ/T. Rowe Price Growth Stock              $1,168     $2,037     $2,953      $5,220     N/A       $2,037     $2,953      $5,220
EQ/Templeton Growth                        $1,191     $2,104     $3,062      $5,416     N/A       $2,104     $3,062      $5,416
EQ/UBS Growth and Income                   $1,166     $2,031     $2,943      $5,202     N/A       $2,031     $2,943      $5,202
EQ/Van Kampen Comstock                     $1,154     $1,997     $2,888      $5,102     N/A       $1,997     $2,888      $5,102
EQ/Van Kampen Emerging Markets
  Equity                                   $1,216     $2,177     $3,179      $5,625     N/A       $2,177     $3,179      $5,625
EQ/Van Kampen Mid Cap Growth               $1,159     $2,012     $2,913      $5,148     N/A       $2,012     $2,913      $5,148
EQ/Van Kampen Real Estate                  $1,187     $2,092     $3,042      $5,381     N/A       $2,092     $3,042      $5,381


-------------------------------------------------------------------------------------
                                            If you do not surrender your contract at
                                              the end of the applicable time period
-------------------------------------------------------------------------------------
Portfolio Name                              1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock            $418     $1,292     $2,218     $4,785
EQ/AllianceBernstein Intermediate
  Government Securities                      $436     $1,345     $2,303     $4,945
EQ/AllianceBernstein International           $463     $1,424     $2,433     $5,184
EQ/AllianceBernstein Small Cap Growth        $461     $1,418     $2,423     $5,166
EQ/BlackRock Basic Value Equity              $441     $1,360     $2,329     $4,991
EQ/BlackRock International Value             $475     $1,458     $2,488     $5,283
EQ/Boston Advisors Equity Income             $463     $1,424     $2,433     $5,184
EQ/Capital Guardian Growth                   $454     $1,397     $2,388     $5,102
EQ/Capital Guardian Research                 $450     $1,385     $2,369     $5,065
EQ/Davis New York Venture                    $478     $1,467     $2,502     $5,310
EQ/Equity 500 Index                          $410     $1,267     $2,177     $4,709
EQ/Evergreen International Bond              $461     $1,418     $2,423     $5,166
EQ/Evergreen Omega                           $465     $1,428     $2,438     $5,193
EQ/Franklin Income                           $480     $1,473     $2,512     $5,328
EQ/Franklin Small Cap Value                  $483     $1,483     $2,527     $5,354
EQ/Franklin Templeton Founding
  Strategy                                   $509     $1,556     $2,645     $5,565
EQ/GAMCO Mergers and Acquisitions            $484     $1,486     $2,532     $5,363
EQ/GAMCO Small Company Value                 $462     $1,421     $2,428     $5,175
EQ/International Core PLUS                   $469     $1,440     $2,458     $5,229
EQ/International Growth                      $488     $1,495     $2,547     $5,390
EQ/JPMorgan Core Bond                        $429     $1,323     $2,268     $4,880
EQ/JPMorgan Value Opportunities              $448     $1,378     $2,359     $5,047
EQ/Large Cap Core PLUS                       $451     $1,388     $2,374     $5,074
EQ/Large Cap Growth PLUS                     $450     $1,385     $2,369     $5,065
EQ/Large Cap Value Index                     $425     $1,311     $2,248     $4,842
EQ/Long Term Bond                            $426     $1,314     $2,253     $4,851
EQ/Lord Abbett Growth and Income             $455     $1,400     $2,393     $5,111
EQ/Lord Abbett Large Cap Core                $460     $1,415     $2,418     $5,157
EQ/Marsico Focus                             $473     $1,452     $2,478     $5,265
EQ/Mid Cap Index                             $419     $1,295     $2,223     $4,795
EQ/Mid Cap Value PLUS                        $455     $1,400     $2,393     $5,111
EQ/Money Market                              $417     $1,289     $2,213     $4,776
EQ/Mutual Shares                             $487     $1,492     $2,542     $5,381
EQ/Oppenheimer Global                        $524     $1,601     $2,717     $5,693
EQ/Oppenheimer Main Street
  Opportunity                                $508     $1,553     $2,640     $5,556
EQ/Oppenheimer Main Street Small Cap         $516     $1,577     $2,679     $5,625
EQ/PIMCO Real Return                         $442     $1,363     $2,334     $5,001
EQ/Short Duration Bond                       $431     $1,329     $2,278     $4,898
EQ/Small Company Index                       $411     $1,270     $2,182     $4,719
EQ/T. Rowe Price Growth Stock                $468     $1,437     $2,453     $5,220
EQ/Templeton Growth                          $491     $1,504     $2,562     $5,416
EQ/UBS Growth and Income                     $466     $1,431     $2,443     $5,202
EQ/Van Kampen Comstock                       $454     $1,397     $2,388     $5,102
EQ/Van Kampen Emerging Markets
  Equity                                     $516     $1,577     $2,679     $5,625
EQ/Van Kampen Mid Cap Growth                 $459     $1,412     $2,413     $5,148
EQ/Van Kampen Real Estate                    $487     $1,492     $2,542     $5,381
-------------------------------------------------------------------------------------

10. The footnote designated "+" under "How you can purchase and contribute to your contract" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI in the Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, additional contributions are not permitted after the Conversion effective date.

11. The information under "Owner and annuitant requirements" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is not taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. In all cases, the joint annuitants must be spouses.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of the Prospectus for more information on QP contracts.

Certain benefits under your contract, as described in the Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In the Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the Guaranteed withdrawal benefit for life is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" later in this Supplement.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing this contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB"), which you may be able to convert to the Guaranteed withdrawal benefit for life ("GWBL") at age 85, or an enhanced death benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.


12. The second paragraph under "What are your investment options under the contract?" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     If you elect the 100% Principal guarantee benefit or the Guaranteed minimum income converts benefit to the Guaranteed withdrawal benefit for life at age 85, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio.

13. Effective on or about December 1, 2008, the Portfolios listed below will have the Sub-Advisers listed in the table below. (EQ/FI Mid Cap and EQ/Legg Mason Value Equity are listed below under their new names: EQ/Mid Cap Index and EQ/Large Cap Value Index, respectively.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. Accordingly, the following is added under "Portfolios of the Trusts" in "Contract features and benefits", replacing the correlating information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                               Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                            applicable)
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value     Long-term growth of capital.                         o AXA Rosenberg Investment Management LLC
                                                                                    o Tradewinds Global Investors, LLC
                                                                                    o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                            applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS     Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                    o Hirayama Investments, LLC
                                                                                    o SSgA Funds Management, Inc.
                                                                                    o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS         Seeks to achieve long-term growth of capital         o  AXA Equitable
                               with a secondary objective to seek reasonable
                               current income. For purposes of this Portfolio,      o Institutional Capital LLC
                               the words "reasonable current income" mean
                               moderate income.                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS       Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                    o Marsico Capital Management, LLC
                                                                                    o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index       Seeks to achieve long-term growth of capital.        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index               Seeks to achieve long-term growth of capital.        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS          Seeks to achieve long-term capital appreciation.     o  AXA Equitable
                                                                                    o SSgA Funds Management, Inc.
                                                                                    o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------

14. The second sentence of the second paragraph under the heading "Special dollar cost averaging program" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     Only the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio are available if you elect the 100% Principal guarantee benefit.

15. The last paragraph under "General dollar cost averaging program" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     If you are participating in a Principal guarantee benefit or the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the general dollar cost averaging program is not available.

16. The second sentence in "Fixed-dollar option" under "Investment simplifier" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     Only the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit.

17. The second sentence in "Interest sweep option" under "Investment simplifier" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     Only the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit.

18. The first paragraph under "Interaction of dollar cost averaging and Investment simplifier with other contract features and benefits" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" in the Prospectus. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Supplement. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

19. The first paragraph under "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" is deleted in its entirety.

20. The table under "Illustrations of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------------------------
            Contract date anniversary                               Guaranteed minimum
or GMIB effective date anniversary at exercise    income benefit -- annual income payable for life
--------------------------------------------------------------------------------------------------
                       10                                                 $9,062

                       15                                                $14,020
--------------------------------------------------------------------------------------------------

21. The third sentence in the first paragraph under "Exercise rules" under "Guaranteed minimum income benefit" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Supplement.

22. The information under "Adding the Guaranteed minimum income benefit after a benefit has been dropped" under "Adding the Guaranteed minimum income benefit after issue" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     If you drop the Guaranteed minimum income benefit, as described later in this section under "Dropping the Guaranteed minimum income benefit after issue", you will not be able to add the Guaranteed minimum income benefit to your contract again for one year after you have dropped the benefit, in addition to the other requirements described in this section.

23. The entire section entitled "Guaranteed minimum death benefit" in "Contract features and benefits" (other than the subsection "Earnings enhancement benefit") is deleted in its entirety, and replaced with the following:


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. See "Payment of death benefit" in the Prospectus for more information.

The Annual Ratchet to age 85 enhanced death benefit and the standard death benefit can be elected by themselves. The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit can only be elected with the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. There is no additional charge for the standard death benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Subject to state availability (see Appendix VI in the Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits:

Optional enhanced death benefit applicable to owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; and 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, Rollover TSA, Flexible Premium IRA and QP contracts:

o Annual Ratchet to age 85

o The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 (if elected in connection with the Guaranteed minimum income benefit)

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

If you purchase the "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 80. See "Roll-Up benefit base reset" earlier in this section in the Prospectus.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" in the Prospectus for more information on these guaranteed benefits.

Resets are not available under the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit if you drop the Guaranteed minimum income benefit.

If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix III in the Prospectus for an example of how we calculate an enhanced death benefit.


24. The fifth sentence in the first paragraph under "Earnings enhancement benefit" under "Guaranteed minimum death benefit" in "Contract features and benefits" is deleted in its entirety. The final sentence in the same paragraph is deleted in its entirety and replaced with the following:

See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Supplement.


25. The information in the Prospectus under the headings "Guaranteed withdrawal benefit for life ("GWBL")", "Adding the Guaranteed withdrawal benefit for life after issue", "Dropping the Guaranteed withdrawal benefit for life after issue" and "Conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available upon conversion of the Guaranteed minimum income benefit to GWBL at age 85 under certain circumstances.

--------------------------------------------------------------------------------
The "Conversion effective date" is the contract date anniversary following age
85. The "Conversion transaction date" is the date that we receive your election form at our processing office in good order, if you affirmatively elect to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85, or the 30th day following the Conversion effective date, if the Guaranteed minimum income benefit converts automatically to the Guaranteed withdrawal benefit for life.
--------------------------------------------------------------------------------

If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the Conversion effective date, you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:

o You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

o You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;

o You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

If you take no action, the Guaranteed minimum income benefit will convert automatically to the Guaranteed withdrawal benefit for life.

If you exercise the Guaranteed minimum income benefit, it will function as described in the Prospectus under "Guaranteed minimum income benefit". If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.

You should not convert the Guaranteed minimum income benefit to this benefit at age 85 (or permit the benefit to convert) if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date; or

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


ADDITIONAL OWNER AND ANNUITANT REQUIREMENTS

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is also limited by the age and timing requirements described below under "Guaranteed annual withdrawal amount".

SINGLE OWNER. If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life ("Single life") option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life ("Joint life") option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

JOINT OWNERS. If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse's age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner's spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

NON-NATURAL OWNER. Contracts with non-natural owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant's spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL BENEFIT BASE

Upon conversion of the Guaranteed minimum income benefit to GWBL at age 85, your GWBL benefit base is equal to either your account value or Guaranteed minimum income benefit base, as described below under "Guaranteed annual withdrawal amount". It will increase or decrease, as follows:

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet".

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under "Effect of Excess withdrawals". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" in your Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

SINGLE LIFE. If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.

In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

--------------------------------------------------------------------------------
                                                            B
                    A                            Applicable percentage of
Applicable percentage of account value    Guaranteed minimum income benefit base
--------------------------------------------------------------------------------
                   7.0%                                    6.0%
--------------------------------------------------------------------------------

For example, if on the Conversion effective date the Guaranteed minimum income benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $7,000. This is because $115,000 (the Guaranteed minimum income benefit base) multiplied by 6.0% (the percentage in Column B) equals only $6,900, while $100,000 (the account value) multiplied by 7.0% (the percentage in Column A) equals $7,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 7.0%.

On the other hand, if on the Conversion effective date the Guaranteed minimum income benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $12,000. This is because $100,000 (the account value) multiplied by 7.0% (the percentage in Column A) equals only $7,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 6.0% (the percentage in Column B) equals $12,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 6.0%.

The initial GWBL benefit base can be increased by an Annual ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual ratchet, then the Applicable percentage will increase from 6.0% to 7.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

JOINT LIFE. If you hold an IRA or NQ contract, you may elect a Joint life contract if you meet the conditions described below under "Successor owner". In order to convert your Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life, you must affirmatively request that the benefit be converted. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described in this section. For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on the age of the younger spouse, as set forth in the following table.

--------------------------------------------------------------------------------------------------
                                                                               B
                                           A                  Applicable percentage of Guaranteed
    Spouse's age     Applicable percentage of account value       minimum income benefit base
--------------------------------------------------------------------------------------------------
         85+                              6.5%                                5.0%
         80-84                            6.0%                                4.5%
         75-79                            5.5%                                4.0%
         70-74                            5.0%                                3.5%
         65-69                            4.5%                                3.0%
-------------------------------------------------------------------------------------------------

For example, if on the Conversion effective date your account value is $100,000, the Guaranteed minimum income benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $5,250. This is because $100,000 (the account value) multiplied by 5.0% (the percentage in Column A for the younger spouse's age band) equals only $5,000, while $150,000 (the Guaranteed minimum income benefit base) multiplied by 3.5% (the percentage in Column B for the younger spouse's age band) equals $5,250. Under this example, your initial GWBL benefit base would be $150,000, and your Applicable percentage would be 3.5%.

The initial GWBL benefit base can be increased by an Annual ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual ratchet, then the Applicable percentage will increase to the percentage listed in Column
A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 5.5%, and your Guaranteed annual withdrawal amount would increase to $8,800.

You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse's age on the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

If you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse's age. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.


SUCCESSOR OWNER

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 65 on the Conversion effective date. (Withdrawals taken during the 30 days following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large. See "Effect of withdrawals during the 30 days following the Conversion effective date" later in this section.) If your spouse is younger than 65 on the Conversion effective date, you will not be able to elect a Joint life contract. The successor owner must be the owner's spouse. For NQ contracts, you have the option to designate the successor owner as a joint owner. See "Additional owner and annuitant requirements" earlier in this section for more information regarding the requirements for naming a successor owner.

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date, If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP and TSA contracts are not permitted. Loans are not permitted under TSA contracts. This benefit is not available under an Inherited IRA contract. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.


EFFECT OF EXCESS WITHDRAWALS

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life at age 85 if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $6,000 (6.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus

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$8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $4,320 (6.0% of $72,000), instead of the original $6,000. See "How withdrawals affect your GWBL" later in this Supplement.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.

In general, if your contract is a traditional IRA, QP or TSA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" in the Prospectus.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse's attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Supplement.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the Conversion effective date.


INVESTMENT OPTIONS

Your investment options will be limited to the guaranteed interest option, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio. If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value among these investment options at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.


AUTOMATIC CONVERSION

If you take no action during the 30 days after the Conversion effective date, and permit your Guaranteed minimum income benefit to convert to the Guaranteed withdrawal benefit for life automatically, we will reallocate any portion of your account value invested in investment options other than the guaranteed interest option, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio to the AXA Moderate Allocation Portfolio as part of the automatic conversion, on the Conversion transaction date. You will be able to reallocate your account value among the guaranteed interest option, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth earlier in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under "Joint life" earlier in this section. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.

If the AXA Moderate Allocation Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.


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

DOLLAR COST AVERAGING

Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging on that date will be invested in the AXA Moderate Allocation Portfolio. If the AXA Moderate Allocation Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above.

You may elect a new Investment simplifier dollar cost averaging program after conversion, but the special dollar cost averaging program and general dollar cost averaging program will not be available after conversion. See "Dollar cost averaging" in "Allocating your contributions" earlier in this section.


REBALANCING YOUR ACCOUNT VALUE

Any rebalancing program in place on the date of conversion will be terminated. You may elect a new rebalancing program after conversion. See "Rebalancing your account value" in "Transferring money among investment options" in the Prospectus.


EARNINGS ENHANCEMENT BENEFIT

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.


LOANS UNDER ROLLOVER TSA CONTRACTS

If there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If the Guaranteed minimum income benefit does not convert to the Guaranteed withdrawal benefit for life because there is an outstanding loan, the Guaranteed minimum income benefit will terminate as of the Conversion effective date. If you want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See "Loans under Rollover TSA contracts" in "Accessing your money" in the Prospectus.


GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further annual ratchets or roll-ups of the death benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and "Spousal continuation" in "Payment of death benefit" in the Prospectus.

If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-Ups and Annual ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See "Annuity maturity date" in "Accessing your money" in the Prospectus.

ANNUITY MATURITY DATE. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." The minimum death benefit will be reduced pro rata by each payment. See "Annuity maturity date" in "Accessing your money" in the Prospectus.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) contract.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

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

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL" in the Prospectus.

o Withdrawals are not considered annuity payments for tax purposes. See "Tax information" in the Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" in the Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" in the Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, a Joint life GWBL will have little or no value to the surviving same-sex spouse or partner. You should consult with your tax adviser for more information on this subject.


DROPPING THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AFTER CONVERSION

You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit at age 85, subject to the following restrictions:

o You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

o The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.


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

o If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will be able to invest in any of the investment options offered under your contract.

o If you drop the Guaranteed withdrawal benefit for life, you will be able to take loans from Rollover TSA contracts (employer or plan approval required). See "Loans under Rollover TSA contracts" in "Accessing your money" later in this prospectus.

o Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner's death.


26. The second sentence of the fifth paragraph under "125% Principal guarantee benefit" under "Principal guarantee benefits" in "Contract features and benefits" is deleted in its entirety and replaced with the following:

     If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the systematic withdrawals option or the substantially equal withdrawals option.


27. The information under "Guaranteed withdrawal benefit for life" in "Determining your contract's value" is deleted in its entirety and replaced with the following:

     GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" in the Prospectus.


28. The last two paragraphs under "Rebalancing your account value" in "Transferring your money among investment options" are deleted in their entirety and replaced with the following:

     You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, that will terminate any rebalancing program you have in place at the time. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Supplement. You may elect a new rebalancing program after your current rebalancing program is terminated by this event.

     If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


29. The first paragraph under "Maximum payment plan" in "Accessing your money" is deleted in its entirety and replaced with the following:

     MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet.


30. The first paragraph under "Customized payment plan" in "Accessing your money" is deleted in its entirety and replaced with the following:

     CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet. You must elect to change the scheduled payment amount.


31. The last three paragraphs under "Systematic withdrawals" in "Accessing your money" are deleted in their entirety and replaced with the following:

     You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life at age 85.

     Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

     If you are taking systematic withdrawals at the time the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan in connection with the conversion to the Guaranteed withdrawal benefit for life.


32. The last paragraph under "Substantially equal withdrawals" in "Accessing your money" is deleted in its entirety and replaced with the following:

     The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85.


33. The fourth sentence in the first paragraph under "Lifetime required minimum distribution withdrawals" in "Accessing your money" is deleted in its entirety and replaced with the following:

     If you do not, any withdrawals that you take during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount.


34. The information under "How withdrawals are taken from your account value" in "Accessing your money" is deleted in its entirety and replaced with the following:

     Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your account value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special dollar cost averaging.


35. The information in the Prospectus under "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" is deleted in its entirety and replaced with the following:


HOW WITHDRAWALS AFFECT YOUR GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Supplement.

For purposes of calculating your GWBL benefit base, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" in the Prospectus.


36. The first three paragraphs under "Loans under Rollover TSA contracts" in "Accessing your money" are deleted in their entirety and replaced with the following:

     Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service." If the GWBL option or a PGB is in effect, loans are not permitted.

     If you elect the Guaranteed minimum income benefit and there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If you want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Supplement.

     You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, loans are not permitted. Please see Appendix VI in the Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" in the Prospectus for general rules applicable to loans.


37. The third paragraph under "Your annuity payout options" in "Accessing your money" is deleted in its entirety and replaced with the following:

     You can choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit" in "Contract features and benefits" in the Prospectus). If the Guaranteed withdrawal benefit for life is in effect and you and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero.

     Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Supplement for further information.


38. The second and third paragraphs under "Annuity maturity date" in "Accessing your money" are deleted in their entirety and replaced with the following:

     If the Guaranteed withdrawal benefit for life is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. You will not be able to take withdrawals in addition to the payments under this annuity payout option. You will still be able to surrender the contract at any time for the remaining account value. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. If the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life at age 85, any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

     The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


39. The third bullet point in the second paragraph under "Charges that AXA Equitable deducts" in "Charges and expenses" are deleted in their entirety and replaced with the following:

o On each contract date anniversary -- a charge for each optional benefit in effect under your contract: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.


40. The first sentence of the last paragraph under "Certain withdrawals" under "Withdrawal charge" in "Charges and expenses" is deleted in its entirety and replaced with the following:

     If the Guaranteed withdrawal benefit for life is in effect, we will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount.


41. The information under "Guaranteed minimum death benefit charge" in "Charges and expenses" is deleted in its entirety and replaced with the following:


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.80% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 0.95%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI in the Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" in the Prospectus.

DEATH BENEFIT UNDER CONVERTED GWBL. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion, including any increased fees resulting from a reset.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

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STANDARD DEATH BENEFIT. There is no additional charge for this death benefit.


42. The information under "Guaranteed minimum income benefit charge" in "Charges and expenses" is deleted in its entirety and replaced with the following:


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, drop the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 0.80% of the benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI in the Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed minimum income benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" in the Prospectus.


43. The information under "Guaranteed withdrawal benefit for life benefit charge" in "Charges and Expenses" is deleted in its entirety and replaced with the following.

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we deduct a charge for the Guaranteed withdrawal benefit for life that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Guaranteed minimum income benefit base that we were deducting as the Guaranteed minimum income benefit charge on the Conversion effective date, but the dollar amount of the charge may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Guaranteed minimum income benefit base. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Supplement. After conversion, we deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. This charge may increase as the result of an annual ratchet, up to a percentage equal to the maximum charge for the Guaranteed minimum income benefit (i.e., 1.05%). We will permit you to opt out of the ratchet if the charge increases. See "Guaranteed minimum income benefit charge" earlier in this section.


44. The fourth paragraph under "Your beneficiary and payment of death benefit" in "Payment of death benefit" is deleted in its entirety and replaced with the following:

     When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively if the contract has a non-natural owner.


45. The eighth bullet point in the second paragraph under "Spousal continuation" in "Payment of death benefit" is deleted in its entirety.


46. The twelfth bullet point in the second paragraph under "Spousal continuation" in "Payment of death benefit" is deleted in its entirety and replaced with the following:

o If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

47. The fourth bullet point in the fifth paragraph under "Spousal continuation" in "Payment of death benefit" is deleted in its entirety and replaced with the following:

o If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.


48. The seventh bullet point under "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" in "Payment of death benefit" is deleted in its entirety and replaced with the following:

o If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


49. The seventh bullet point under "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" is deleted in its entirety and replaced with the following:

o If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


50. The section entitled "Taxation of lifetime withdrawals if you elect "Guaranteed withdrawal benefit for life" under "Taxation of nonqualified annuities" in Tax Information" is now entitled "Taxation of lifetime withdrawals under Guaranteed withdrawal benefit for life". Also, the first sentence of the first paragraph of this section is deleted in its entirety and replaced with the following:

     We treat any withdrawals under this contract as non-annuity payments for income tax purposes. (This includes Guaranteed annual withdrawal amounts received after age 85 but before the Maturity Date. Payments made after the Maturity Date are discussed under "Annuity payments" below).


51. The first sentence of the first paragraph under "Annuity payments" under "Taxation of nonqualified annuities", and also the first sentence of the first paragraph under "Annuity payments" under "Tax-sheltered annuity contracts (TSAs)", in "Tax Information", are deleted in their entirety and replaced with the following:

     Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ('"GWBL"')" in "Contract features and benefits" earlier in this Supplement.


52. The third bullet point under "Early distribution penalty tax" under "Taxation of nonqualified annuities" in "Tax Information" is deleted in its entirety and replaced with the following:

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


53. The seventh bullet point under "Early distribution penalty tax" under "Individual retirement arrangements (IRAs)" in "Tax information" is deleted in its entirety and replaced with the following:

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


54. The fifth bullet point under "Early distribution penalty tax" under "Tax-sheltered annuity contracts (TSAs)" in "Tax information" is deleted in its entirety and replaced with the following:

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

55. The third paragraph under "Automatic investment program -- for NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts only" in "More information" is deleted in its entirety and replaced with the following:

     If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, AIP will be automatically terminated. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.


56. The first sentence of the second paragraph under "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" is deleted in its entirety and replaced with the following:

If the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life ("Benefit") is in effect, generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made.


57.  The information in the Prospectus under the heading "Appendix III:
     Enhanced death benefit example" is deleted in its entirety and replaced with the following:

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:



-------------------------------------------------------------------------------------------
  End of
 contract                           6% Roll-Up to age 85      Annual Ratchet to age 85
   year         Account value           benefit base                benefit base
-------------------------------------------------------------------------------------------
     1            $105,000               $106,000 (4)               $105,000 (1)
-------------------------------------------------------------------------------------------
     2            $115,500               $112,360 (3)               $115,500 (1)
-------------------------------------------------------------------------------------------
     3            $129,360               $119,102 (3)               $129,360 (1)
-------------------------------------------------------------------------------------------
     4            $103,488               $126,248 (3)               $129,360 (2)
-------------------------------------------------------------------------------------------
     5            $113,837               $133,823 (4)               $129,360 (2)
-------------------------------------------------------------------------------------------
     6            $127,497               $141,852 (4)               $129,360 (2)
-------------------------------------------------------------------------------------------
     7            $127,497               $150,363 (4)               $129,360 (2)
-------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

58. The information under "Appendix IV: Hypothetical illustrations" is deleted in its entirety and replaced with the following:

   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85, under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.50)% and 3.50% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. We based the arithmetic average on the portfolio expenses that will be in effect on or about December 1, 2008, which is 0.03% lower than the fees in effect as of the date of this Supplement. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the arithmetic average currently in effect or charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, the Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" for ages 85 and under reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under "GWBL Benefit Base" reflect the amount used in calculating the amount payable under the Guaranteed withdrawal benefit for life, and the values shown under "Guaranteed Annual Withdrawal Amount" reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit, "GWBL benefit" and/or "Guaranteed Annual Withdrawal Amount" columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.67% (The average as of the date of this Supplement was 0.69%.), and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.28% (The average as of the date of this Supplement was 0.29%.) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" in the Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85,



                                                          Greater of 6%
                                                         Roll-Up to age
                                                        85 or the Annual
                                                         Ratchet to age
                                                          85 Guaranteed
                                                          Minimum Death
                   Account Value        Cash Value           Benefit
       Contract ------------------- ------------------ -------------------
 Age     Year       0%        6%       0%        6%        0%        6%
----- --------- --------- --------- -------- --------- --------- ---------
 60        1     100,000   100,000   93,000    93,000   100,000  100,000
 61        2      95,463   101,442   88,463    94,442   106,000  106,000
 62        3      90,953   102,827   84,953    96,827   112,360  112,360
 63        4      86,463   104,148   80,463    98,148   119,102  119,102
 64        5      81,986   105,396   76,986   100,396   126,248  126,248
 65        6      77,516   106,562   74,516   103,562   133,823  133,823
 66        7      73,044   107,636   72,044   106,636   141,852  141,852
 67        8      68,562   108,607   68,562   108,607   150,363  150,363
 68        9      64,064   109,465   64,064   109,465   159,385  159,385
 69       10      59,541   110,196   59,541   110,196   168,948  168,948
 74       15      36,151   111,468   36,151   111,468   226,090  226,090
 79       20      10,667   107,156   10,667   107,156   302,560  302,560
 84       25           0    94,367        0    94,367         0  404,893
 85       26           0    90,461        0    90,461         0  429,187



                                    Lifetime Annual
                           Guaranteed Minimum Income Benefit
                          ------------------------------------
      Total Death Benefit
       with the Earnings     Guaranteed        Hypothetical
      enhancement benefit      Income             Income
      ------------------- ----------------- ------------------
 Age      0%        6%       0%       6%       0%        6%
----- --------- --------- -------- -------- -------- ---------
 60    100,000  100,000      N/A     N/A       N/A      N/A
 61    108,400  108,400      N/A     N/A       N/A      N/A
 62    117,304  117,304      N/A     N/A       N/A      N/A
 63    126,742  126,742      N/A     N/A       N/A      N/A
 64    136,747  136,747      N/A     N/A       N/A      N/A
 65    147,352  147,352      N/A     N/A       N/A      N/A
 66    158,593  158,593      N/A     N/A       N/A      N/A
 67    170,508  170,508      N/A     N/A       N/A      N/A
 68    183,139  183,139      N/A     N/A       N/A      N/A
 69    196,527  196,527      N/A     N/A       N/A      N/A
 74    276,527  276,527    12,322  12,322    12,322   12,322
 79    383,584  383,584    18,759  18,759    18,759   18,759
 84          0  493,179         0  30,529         0   30,529
 85          0  517,472         0  33,863         0   33,863

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85

                                             Greater of 6%
                                             Roll-Up to age
                                               85 or the     Total Death
                                                 Annual        Benefit
                                             Ratchet to age    with the                    Guaranteed
                                             85 Guaranteed     Earnings                      Annual
                                              Minimum Death   enhancement   GWBL Benefit   Withdrawal
                 Account Value  Cash Value       Benefit        benefit         Base         Amount
        Contract ------------- ------------- -------------- -------------- -------------- ------------
  Age     Year    0%     6%     0%     6%     0%      6%     0%      6%     0%      6%     0%     6%
------ --------- ---- -------- ---- -------- ---- --------- ---- --------- ---- --------- ---- -------
  85      26      0   90,461    0   90,461    0   429,187    0   517,472    0   429,187    0   25,751
  89      30      0   72,939    0   72,939    0   429,187    0   517,472    0   429,187    0   25,751
  94      35      0   47,958    0   47,958    0   429,187    0   517,472    0   429,187    0   25,751
  95      36      0   42,480    0   42,480    0   429,187    0   517,472    0   429,187    0   25,751

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

59. The information contained under "Washington" in "Appendix VI: State contract availability and/or variations of certain features and benefits" is deleted in its entirety.


















 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
    Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                          1290 Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234